Fair Value of Derivative Instruments and Location in the Balance Sheets (Detail) - Foreign Exchange Forward And Option Contracts [Member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	$ 1,320	$ 250
Derivative instruments, liabilities derivatives	14	957
Derivatives Designated as Hedging Instruments
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	1,262	70
Derivative instruments, liabilities derivatives	3	773
Not Designated as Hedging Instrument, Economic Hedge [Member]
Derivatives, Fair Value [Line Items]
Derivative instruments, assets derivatives	58	180
Derivative instruments, liabilities derivatives	$ 11	$ 184